U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  Pacific Select Fund
                                       700 Newport Center Drive
                                       Newport Beach, CA 92660

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
	  classes):   X

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3.        Investment Company Act File Number:  811-05141
          Securities Act File Number:          33-13954

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4(a).     Last day of fiscal year for which this Form is filed:

          December 31, 2011

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.

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4(c).     Check box if this is the last time the issuer will be filing this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                $822,007,728.93
          during the fiscal year pursuant to                     _______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                 $823,262,179.91
          or repurchased during the fiscal year:                 _______________

  (iii)   Aggregate price of securities redeemed or              $0
          repurchased during any prior fiscal year               _______________
          ending no earlier than October 11, 1996 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items          $823,262,179.91
          5(ii) and 5(iii)]:                                     _______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)     $0
          [subtract  Item 5(iv)from Item5(i)]:                   _______________

   (vi)   Redemption credits available for use in future         $1,254,450.98
          years -if Item 5(i) is less than item 5(iv)[subtract   _______________
          Item 5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee           x 0.00011460
          (See Instruction C.9):                                 ______________

 (viii)   Registration fee due [multiply item 5(v) by Item      =$0
          5 (vii)] (enter "0" if no fee is due):                 ______________

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

6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

	  If there is a numberof shares or other units that were registered pursuantto rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

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7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's
          fiscal year (see Instruction D):                      +$ 0
								  ______________

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8.        Total of the amount of the registration fee due plus  =$0
          any interest due [line 5(viii) plus line 7]:            ______________

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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:
          Method of Delivery -

	  _  Wire Transfer
	  _  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the date indicated.

By:  (Signature and Title)*	/s/ Brian D. Klemens
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                            	Brian D. Klemens
				Vice President and Treasurer
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Date: March 5, 2012
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*Please print the name and title of the signing officer below the signature.